Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivable		¥ 276,316		¥ 118,756
Deposits with third-party payment channels	[1]	241,719		210,825
Input VAT	[2]	78,657		69,656
Advance to suppliers	[3]	68,986		66,692
Deferred platform commission cost		37,690		35,398
Prepaid service fee and issuance fee		42,530		16,686
Deposits at third party broker	[4]	0		71,653
Others		29,174		24,030
Prepaid expenses and other current assets		¥ 775,072	$ 121,626	¥ 613,696

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[3]	Advance to suppliers were primarily for advertising fees and related service fees.
[4]	On September 7, 2020, the Company engaged Credit Suisse Securities(USA) LLC (“Credit Suisse”) as agent to facilitate the share repurchase program. During the year ended December 31, 2020, the Company deposited US$60,000 at Credit Suisse, of which US$49,019 has been used to repurchase total 7,181,576 shares as of December 31, 2020. During the year ended December 31, 2021, the Company deposited US$127,248 at Credit Suisse and utilized US$133,395 prepayment at Credit Suisse for repurchase of total 21,124,816 shares, and the remaining prepayment has been withdrawn by the Company as of December 31, 2021.